Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01